Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

17. Income Taxes

Antigua and Barbuda

Under the current laws of Antigua and Barbuda, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Antigua and Barbuda withholding tax will be imposed.

Hong Kong

Under Hong Kong tax laws, including the Hong Kong two-tiered profits tax regime, Sinovac Hong Kong is subject to Hong Kong Profits Tax at 8.25% on the first HK$2 million of assessable profits and 16.5% on the remaining assessable profits, and is exempted from income tax on its foreign-derived income. There are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Under Singapore tax laws, Sinovac Singapore is subject to Singapore Income Tax rate at 17%, and is exempted from income tax on its foreign-derived income. There are no withholding taxes in Singapore on remittance of dividends.

Mainland China

Effective from January 1, 2008, the PRC's statutory income tax rate is 25%. Sinovac Beijing and Sinovac Dalian reconfirmed its "High and New Technology Enterprises" ("HNTE") status in 2020 and 2023, respectively for a period of three years each time. As a result, subject to satisfaction of applicable criteria as confirmed by the competent authorities, Sinovac Beijing and Sinovac Dalian are entitled to a reduced enterprise income tax ("EIT") rate of 15% from 2020 to 2025. Sinovac LS confirmed its HNTE status in 2020 for a period of three years. Although the HNTE status was reconfirmed in 2023, the applicable criteria required for HNTE status should be maintained on a three-year rolling basis. Failure in meeting these criteria could result in the entity losing its HNTE status.

The Company's income before income tax consists of:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Non-PRC	$146,723	$138,908	$45,201	$94,233
PRC	(103,886)	(223,395)	(93,685)	17,473,476
Total	$42,837	$(84,487)	$(48,484)	$17,567,709

The Company's income taxes consists of:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Current income tax expense	$(58,587)	$(53,780)	$(95,117)	$(2,939,437)
Deferred tax benefit (expense)	56,406	17,409	83,634	(508,499)
Total income tax expense	$(2,181)	$(36,371)	$(11,483)	$(3,447,936)

The following is a reconciliation of the Company's total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income before income taxes for the years ended December 31, 2024, 2023,2022 and 2021:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Income (loss) from continuing operations before income taxes	$42,837	$(84,487)	$(48,484)	$17,567,709
Income tax benefit (expense) at the PRC statutory rate	(10,709)	21,122	12,121	(4,391,927)
International tax rate differential	10,719	10,553	2,433	5,451
Super deduction for research and development expenses	33,505	42,183	65,085	29,687
Nontaxable or non-deductible expenses	7,895	(556)	(25,861)	(57,091)
Effect of preferential tax rate	3,732	7,010	(24,343)	1,762,831
Change in valuation allowance	(68,896)	(155,746)	(90,563)	(12,110)
Effect of PRC withholding tax	15,956	(6,034)	36,791	(781,259)
Changes of tax rate	—	49,532	—	—
Other adjustments	5,617	(4,435)	12,854	(3,518)
Income tax expense	$(2,181)	$(36,371)	$(11,483)	$(3,447,936)

The tax effects of temporary differences that give rise to the Company's deferred tax assets and liabilities are as follows:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Inventories	16,147	15,254	16,571	2,872
Accrued expenses, payroll and others	77,538	107,320	93,351	34,904
Deferred government grants	387	1,195	2,849	2,444
Intangible assets amortization	9,253	6,031	8,148	7,644
Fixed assets depreciation	30,042	33,367	2,209	1,775
Lease liability	30,575	47,366	27,729	29,005
Net operating losses carried forward	259,651	179,767	23,527	12,691
Deferred tax assets	$423,593	$390,300	$174,384	$91,335
Less: valuation allowance	313,303	252,274	99,794	12,381
Deferred tax assets, net	$110,290	$138,026	$74,590	$78,954
Accelerated depreciation of fixed assets	(733)	(5,130)	(10,839)	(19,996)
Right-of-use assets	(30,354)	(47,269)	(28,176)	(27,422)
Tax on capital gains and interest income	(84,774)	(75,490)	(11,096)	(3,816)
Long-lived assets arising from acquisitions	(38,226)	(29,328)	(32,009)	(32,145)
Withholding tax on PRC subsidiaries' undistributed earnings	(328,879)	(396,496)	(424,435)	(508,749)
Deferred tax liability	$(482,966)	$(553,713)	$(506,555)	$(592,128)
Net deferred tax assets	$37,373	$38,232	$30,134	$27,559
Net deferred tax liability	$(410,049)	$(453,919)	$(462,099)	$(540,733)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Company considers projected future taxable income and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management's judgment about the realizability of deferred tax assets, the impact of valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carry forward period available under applicable tax law. The Company's valuation allowance is $313,303 as of December 31, 2024 (2023 - $252,274, 2022 - $99,794, and 2021 - $12,381).

Tax losses of our Chinese Mainland subsidiaries in the amount of $1,048.1 million (RMB7,650.3 million) as of December 31, 2024 will expire from 2025 to 2029, if not utilized. Tax losses of our Chinese Mainland subsidiaries in the amount of $719.1 million (RMB5,105.4 million) as of December 31, 2023 will expire from 2024 to 2028, if not utilized. Tax losses of our Chinese Mainland subsidiaries in the amount of $94.1 million (RMB648.8 million) as of December 31, 2022 will expire from 2023 to 2027, if not utilized. Tax losses of our Chinese Mainland subsidiaries in the amount of $50.8 million (RMB323.5 million) as of December 31, 2021 will expire from 2022 to 2026, if not utilized.

As of December 31, 2024, deferred tax liabilities of $328,879 represents withholding tax for the potential remittance of earnings from the PRC subsidiaries to Sinovac Hong Kong (2023 - $396,496, 2022 - $424,435, and 2021 - $508,749), accrued at a 10% withholding tax rate. As of December 31, 2022, the Company had not recognized any deferred tax liability on Sinovac Beijing's undistributed earnings of approximately $573,848 (2021 - $476,062), in view of the Company's permanent reinvestment plan. And the amount of unrecognized deferred tax liabilities of the Company was $41,943 (2021 - $34,795). Under the PRC tax regulations, dividends from PRC companies to their overseas parents in respect of earnings derived from January 1, 2008 onwards are subject to PRC dividend withholding tax at 10%, which could be reduced to 5% should treaty benefits be applicable.

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Balance on January 1	$—	$81	$275	$561
Additions for tax positions of the current year	—	—	—	—
Additions for tax positions of the prior years	—	—	—	—
Settlement with the taxing authority	—	—	—	—
Lapse of statute of limitations	—	(81)	(194)	(286)
Balance on December 31	$—	$—	$81	$275

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits, and such interest and penalties are reversed when statute of limitations lapse. For the year ended December 31, 2024, the Company reversed $nil in interest (2023 - $64, 2022 - $106, 2021 - $135). The Company had $nil accrued interest as of December 31, 2024 (2023 - $nil, 2022 - $64, 2021 - $170).

As of December 31, 2024, the Company had unrecognized tax benefits $nil (2023 - $nil, 2022 - $81, 2021 - $275) and such balance was included in "other non-current liabilities". As of December 31, 2024, unrecognized tax benefits amounting to $nil would affect the effective tax rate if recognized (2023 - $nil, 2022 - $81, 2021 - $275). The Company does not expect the amount of unrecognized tax benefits would change significantly in the next 12 months.